UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:           June 30, 2004
                                                -------------------------------

Check here if Amendment  [  ]; Amendment Number:
                                                -------
         This Amendment  (Check only one.):    [  ]  is a restatement.
                                               [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                  Wallace R. Weitz
                  -----------------------------------------------
Address:               Wallace R. Weitz & Co.
                  -----------------------------------------------
                       One Pacific Place, Suite 600
                  -----------------------------------------------
                       1125 South 103 Street
                  -----------------------------------------------
                       Omaha, Nebraska  68124-6008
                  -----------------------------------------------

Form 13F File Number:  28-3062

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                  Wallace R. Weitz
                  -----------------------------------------------
Title:                 President
                  -----------------------------------------------
Phone:                 402-391-1980
                  -----------------------------------------------

Signature, Place, and Date of Signing:



  /s/ Wallace R. Weitz         Omaha, Nebraska            August 11, 2004
--------------------------   -------------------------   -----------------
  Signature                    City, State                Date

Report Type  (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]  13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]  13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                  0
                                               ------------------------------

Form 13F Information Table Entry Total:           51
                                               ------------------------------

Form 13F Information Table Value Total:        $5,593,522
                                               ------------------------------
                                               (thousands)


List of Other Included Managers:  None

WALLACE R. WEITZ & COMPANY                                30-Jun-04
13F FILE NO. 28-3062

                           FORM 13F INFORMATION TABLE


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           COLUMN 1               COLUMN 2           COLUMN 3       COLUMN 4        COLUMN 5       COLUMN 6   COLUMN 7  COLUMN 8
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                                                                     VALUE      SHRS OR SH/ PUT/  INVESTMENT   OTHER     VOTING
        NAME OF ISSUER         TITLE OF CLASS         CUSIP         (x$1000)    PRN AMT PRN CALL  DISCRETION  MANAGERS  AUTHORITY
-----------------------------------------------------------------------------------------------------------------------------------
ALEXANDRIA REAL ESTATE EQ IN      COM               015271109           199           3,500 SH       Sole       N/A        Sole
ALLTEL CORP                       COM               020039103        91,268       1,803,000 SH       Sole       N/A        Sole
AVALONBAY CMNTYS INC              COM               053484101         2,543          45,000 SH       Sole       N/A        Sole
ARCHSTONE SMITH TR                COM               039583109         3,575         121,900 SH       Sole       N/A       Shared
BERKSHIRE HATHAWAY INC DEL        CL A              084670108       249,505           2,805 SH       Sole       N/A       Shared
BERKSHIRE HATHAWAY INC DEL        CL B              084670207       306,256         103,640 SH       Sole       N/A        Sole
CAPITAL AUTOMOTIVE REIT           COM SH BEN INT    139733109         8,506         290,000 SH       Sole       N/A       Shared
CAESARS ENTMT INC                 COM               127687101       406,743      27,116,200 SH       Sole       N/A       Shared
CENVEO INC                        COM               15670S105        33,370      11,389,000 SH       Sole       N/A        Sole
CHARTER COMMUNICATIONS INC D      CL A              16117M107       127,398      32,499,600 SH       Sole       N/A        Sole
CITIZENS COMMUNICATIONS CO        COM               17453B101       284,144      23,483,000 SH       Sole       N/A       Shared
COMCAST CORP NEW                  CL A SPL          20030N200       411,472      14,903,000 SH       Sole       N/A       Shared
COSTCO WHSL CORP NEW              COM               22160K105        22,794         555,000 SH       Sole       N/A       Shared
COX COMMUNICATIONS INC NEW        CL A              224044107        26,790         964,000 SH       Sole       N/A       Shared
COUNTRYWIDE FINANCIAL CORP        COM               222372104       318,882       4,539,247 SH       Sole       N/A       Shared
DAILY JOURNAL CORP                COM               233912104         3,788         114,800 SH       Sole       N/A        Sole
FEDERAL HOME LN MTG CORP          COM               313400301       254,289       4,017,200 SH       Sole       N/A       Shared
FEDERAL NATL MTG ASSN             COM               313586109       249,153       3,491,500 SH       Sole       N/A       Shared
FIRST DATA CORP                   COM               319963104           245           5,500 SH       Sole       N/A        Sole
FIRST HEALTH GROUP CORP           COM               320960107        50,249       3,219,000 SH       Sole       N/A       Shared
FOREST CITY ENTERPRISES INC       CL A              345550107        62,063       1,171,000 SH       Sole       N/A        Sole
GENERAL GROWTH PPTYS INC          COM               370021107         8,407         284,300 SH       Sole       N/A       Shared
GREENPOINT FINL CORP              COM               395384100        79,916       2,013,000 SH       Sole       N/A        Sole
HCA INC                           COM               404119109            94           2,250 SH       Sole       N/A        Sole
HANOVER CAP MTG HLDGS INC         COM               410761100         6,891         586,000 SH       Sole       N/A        Sole
HARRAHS ENTMT INC                 COM               413619107        55,371       1,023,500 SH       Sole       N/A       Shared
HILTON HOTELS CORP                COM               432848109       199,830      10,709,000 SH       Sole       N/A       Shared
HOST MARRIOTT CORP NEW            COM               44107P104       305,187      24,691,500 SH       Sole       N/A       Shared
ITT EDUCATIONAL SERVICES INC      COM               45068B109        10,075         265,000 SH       Sole       N/A        Sole
INSIGHT COMMUNICATIONS INC        CL A              45768V108        80,285       8,670,100 SH       Sole       N/A       Shared
INSURANCE AUTO AUCTIONS INC       COM               457875102         7,912         465,400 SH       Sole       N/A        Sole
INTELLIGENT SYS CORP NEW          COM               45816D100         1,179         648,066 SH       Sole       N/A        Sole
LABORATORY CORP AMER HLDGS        COM NEW           50540R409        75,799       1,909,300 SH       Sole       N/A       Shared
LIBERTY MEDIA CORP NEW            COM SER A         530718105       375,575      41,777,000 SH       Sole       N/A       Shared
LIBERTY MEDIA INTL INC            COM SER A         530719103       117,223       3,159,650 SH       Sole       N/A       Shared
LYNCH INTERACTIVE CORP            COM               551146103         3,454         100,000 SH       Sole       N/A        Sole
MOHAWK INDS INC                   COM               608190104           550           7,500 SH       Sole       N/A        Sole
NEWCASTLE INVT CORP               COM               65105M108        15,874         530,000 SH       Sole       N/A        Sole
NOVASTAR FINL INC                 COM               669947400        22,017         580,000 SH       Sole       N/A        Sole
PAPA JOHNS INTL INC               COM               698813102        11,943         404,290 SH       Sole       N/A        Sole
QWEST COMMUNICATIONS INTL IN      COM               749121109       178,621      49,755,200 SH       Sole       N/A       Shared
REDWOOD TR INC                    COM               758075402       200,058       3,593,000 SH       Sole       N/A       Shared
REPUBLIC SVCS INC                 COM               760759100         4,688         162,000 SH       Sole       N/A        Sole
SIX FLAGS INC                     COM               83001P109        83,490      11,500,000 SH       Sole       N/A       Shared
TELEPHONE & DATA SYS INC          COM               879433100       190,488       2,675,400 SH       Sole       N/A       Shared
TRIAD HOSPITALS INC               COM               89579K109        58,749       1,578,000 SH       Sole       N/A       Shared
US BANCORP DEL                    COM NEW           902973304        70,333       2,552,000 SH       Sole       N/A       Shared
VORNADO RLTY TR                   SH BEN INT        929042109         1,799          31,500 SH       Sole       N/A        Sole
WASHINGTON MUT INC                COM               939322103       223,482       5,783,700 SH       Sole       N/A       Shared
WASHINGTON POST CO                CL B              939640108       283,188         304,500 SH       Sole       N/A        Sole
WELLS FARGO & CO NEW              COM               949746101         7,812         136,500 SH       Sole       N/A        Sole
                               51                               ---------------------------
                                                                  5,593,522    305,735,548
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